GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Balance, beginning of period	$ 44,766	$ 0
Goodwill acquired during the year	0	6,517,315
Total of goodwill	3,517,315	6,517,315
Impairment losses	0	(3,000,000)
Balance, end of period	$ 3,517,315	$ 3,517,315